Average Annual Total Returns - Nuveen Michigan Municipal Bond Fund	Sep. 30, 2020
SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.26%	[1]
5 Years	3.50%	[1]
10 Years	4.41%	[1]
LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
1 Year	6.21%	[2]
5 Years	2.68%	[2]
10 Years	3.55%	[2]
Class A
Average Annual Return:
1 Year	2.32%
5 Years	2.38%
10 Years	3.84%
Since Inception
Inception Date	Jun. 27, 2085
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	2.32%
5 Years	2.35%
10 Years	3.81%
Since Inception
Inception Date	Jun. 27, 2085
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.38%
5 Years	2.49%
10 Years	3.76%
Since Inception
Inception Date	Jun. 27, 2085
Class C2
Average Annual Return:
1 Year	6.26%
5 Years	2.70%
10 Years	3.73%
Since Inception
Inception Date	Jun. 22, 2093
Class I
Average Annual Return:
1 Year	7.07%
5 Years	3.48%
10 Years	4.51%
Since Inception
Inception Date	Feb. 03, 2097
Class C
Average Annual Return:
1 Year	5.93%
5 Years	2.44%
10 Years
Since Inception	3.35%
Inception Date	Feb. 10, 2014
Class C | SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	4.12%	[1]
Class C | LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
Since Inception	3.47%	[2]

[1]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category.